Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions
(1)	Provisions as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,048,939	—	1,045,058	—
Litigation
Litigation provisions		26,269	88,449	26,974	154,205
Decommissioning cost
Nuclear plants		—	19,461,461	—	23,035,427
Spent fuel		457,466	893,196	415,890	1,011,028
Radioactive waste		137,342	1,695,193	94,158	1,895,849
PCBs		—	103,665	—	88,359
Other recovery provisions		—	30,231	—	32,770
Others
Power plant regional support program		146,588	—	144,504	—
Transmission regional support program		250,288	—	239,235	—
Provisions for financial guarantee		21,032	59,809	22,895	44,345
Provisions for RPS		—	—	24,339	—
Provisions for greenhouse gas emissions obligations		655,544	—	298,876	—
Others		102,408	169,420	115,122	102,659

	￦	2,845,876	22,501,424	2,427,051	26,364,642

Changes in Provisions
(2)	Changes in provisions for the years ended December 31, 2021 and 2022 are as follows:

		202 1
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won

Employment benefits
Provisions for employment benefits	￦	1,024,574	1,048,569	(1,024,212)	—	8	1,048,939
Litigation
Litigation provisions		113,002	67,443	(44,446)	(15,763)	(5,518)	114,718
Decommissioning cost
Nuclear plants		16,974,884	2,545,803	(59,226)	—	—	19,461,461
Spent fuel		1,354,001	452,063	(455,402)	—	—	1,350,662
Radioactive waste		1,891,613	3,862	(51,666)	(11,274)	—	1,832,535
PCBs		119,019	2,182	(17,408)	(128)	—	103,665
Other recovery provisions		25,840	553	(169)	—	4,007	30,231
Others
Power plant regional support program		144,272	49,596	(47,280)	—	—	146,588
Transmission regional support program		96,895	306,409	(153,016)	—	—	250,288
Provisions for financial guarantee		66,354	85,355	(72,109)	—	1,241	80,841
Provisions for RPS		9,126	445,402	(430,344)	(24,184)	—	—
Provisions for greenhouse gas emissions obligations		393,121	547,911	(235,469)	(2,174)	(47,845)	655,544
Others		314,535	104,416	(95,541)	(40,139)	(11,443)	271,828

	￦	22,527,236	5,659,564	(2,686,288)	(93,662)	(59,550)	25,347,300

(2)	Changes in provisions for the years ended December 31, 2021 and 2022 are as follows, continued:

		2022
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,048,939	997,281	(1,001,283)	—	121	1,045,058
Litigation
Litigation provisions		114,718	112,797	(39,633)	(6,360)	(343)	181,179
Decommissioning cost
Nuclear plants		19,461,461	3,630,830	(56,813)	—	(51)	23,035,427
Spent fuel		1,350,662	493,943	(417,687)	—	—	1,426,918
Radioactive waste		1,832,535	221,629	(64,157)	—	—	1,990,007
PCBs		103,665	1,949	(17,156)	(99)	—	88,359
Other recovery provisions		30,231	2,093	(165)	(751)	1,362	32,770
Others
Power plant regional support program		146,588	52,470	(54,554)	—	—	144,504
Transmission regional support program		250,288	176,424	(187,477)	—	—	239,235
Provisions for financial guarantee		80,841	4,738	(17,789)	—	(550)	67,240
Provisions for RPS		—	587,586	(556,993)	(6,254)	—	24,339
Provisions for greenhouse gas emissions obligations		655,544	387,299	(590,172)	(33,596)	(120,199)	298,876
Others		271,828	4,447	(39,566)	(19,853)	925	217,781

	￦	25,347,300	6,673,486	(3,043,445)	(66,913)	(118,735)	28,791,693

Summary of Greenhouse Gas Emissions Rights Allowances Received Free of Charge from the Government

(3)	Greenhouse gas emissions rights and obligations:

(i)	Allowances received free of charge from the government for each planned period as of December 31, 2022 are as follows:

	3rd planned period
	2021	2022	2023	2024	2025	Total

	In ten thousands of tons(tCO2-eq)
Allowances received free of charge from the government	15,085	14,789	14,784	4,928	4,928	54,514

Summary of Changes in Greenhouse Gas Emissions Rights
(ii)	Changes in greenhouse gas emissions rights for the years ended December 31, 2021 and 2022 are as follows:

	2021
	2nd planned period		3rd planned period
	2020		2021		2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount

	In ten thousands tons(tCO2-eq), millions of Won
Beginning	17,905	357,355	16,051	38,338	15,782	—	15,782	—	5,261	—	5,261	—	58,137	38,338
Purchase (Sell)	433	95,375	1,426	410,099	(31)	7,296	(43)	5,479	(75)	—	(50)	6,873	1,227	429,747
Government submission	(17,560)	(280,924)	—	—	—	—	—	—	—	—	—	—	—	—
Borrowing (carryforward)	(539)	(113,014)	352	76,221	277	55,439	10	3,050	—	—	—	—	639	134,710
Others	(239)	(58,792)	—	—	—	—	—	—	—	—	—	—	—	—

Ending	—	—	17,829	524,658	16,028	62,735	15,749	8,529	5,186	—	5,211	6,873	60,003	602,795

	2022
	3rd planned period
	2021		2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount

	In ten thousands tons(tCO2-eq), millions of Won
Beginning (*)	16,433	524,658	14,942	62,735	11,166	8,529	3,671	—	3,696	6,873	49,908	602,795
Purchase (Sell)	1,191	267,433	1,343	272,824	32	6,315	35	7,185	—	—	2,601	553,757
Government submission	(17,602)	(580,807)	(838)	(173,145)	—	245	—	—	—	—	(18,440)	(753,707)
Borrowing (carryforward)	(22)	(3,298)	286	45,847	48	12,225	22	5,699	—	—	334	60,473
Others	—	(207,986)	—	(16,256)	—	(8,529)	—	—	—	5,419	—	(227,352)

Ending	—	—	15,733	192,005	11,246	18,785	3,728	12,884	3,696	12,292	34,403	235,966

(*)	Changes such as additional allowances or cancellation of allowances are reflected.

(iii)	The Company does not have greenhouse gas emissions rights pledged as collateral as of December 31, 2022.

(iv)	The Company does not hold any greenhouse gas emissions rights prepared for generating a profit from short-term fluctuations in price as of December 31, 2022.

(v)	Estimated greenhouse gas emission of the Company for the year ended December 31, 2022 is 13,167 ten thousand tons.